CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2017
Construction Contracts [Abstract]
Disclosure of contracts in progress
A summary of the partnership's contracts in progress are below:

(US$ MILLIONS)	2017	2016	2015
Contract costs incurred to date	$12,129	$9,761	$7,372
Profit recognized to date (less recognized losses)	558	498	470
	12,687	10,259	7,842
Less: progress billings	(12,919)	(10,189)	(7,883)
Contract work in progress (liability)	$(232)	$70	$(41)
Comprising:
Amounts due from customers — work in progress (current)	$195	$309	$204
Amounts due to customers — creditors (current / non-current)	(427)	(239)	(245)
Net work in progress	$(232)	$70	$(41)